Stock-based compensation - Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable, Weighted-average exercise price (usd per share)		$ 25.67	$ 27.27
Options exercisable (shares)		6,714,283	9,302,140
$ 18 to 31
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower range (usd per share)	$ 18
Range of exercise prices, upper range (usd per share)	$ 31
Options outstanding (shares)	4,143,575
Options outstanding, Weighted-average remaining contractual life (in years)	1 year 4 months 24 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 26.03
Options exercisable, Weighted-average exercise price (usd per share)	$ 26.03
Options exercisable (shares)	4,143,575